Note 13 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 13 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company adopted an Employee Stock Ownership Plan (ESOP) during fiscal 2007 for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased 8%, or 222,180 shares of the Company's then outstanding common stock in the open market at an average price of $4.68 (split-adjusted) for a total of $1.0 million.  The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company.  The loan bears an interest rate of 7.75% per annum, with principal and interest to be paid quarterly in equal installments over 15 years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company's common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders' equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market value of the shares, and the shares become outstanding for earnings per share computations.  During the years ended December 31, 2015 and 2014, the Company recognized $170,000 and $140,000 of ESOP expense, respectively.

The following table represents the components of the ESOP shares at December 31, 2015 and 2014:

	2015	2014
Allocated shares	139,219	124,790
Unreleased shares	82,961	97,390
Total ESOP shares	222,180	222,180

Fair value of unreleased shares (in thousands)	$1,004	$950

Recognition and Retention and Stock Incentive Plans

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Recognition and Retention Plan (the "RRP") and Trust Agreement.  In order to fund the RRP, the 2008 Recognition and Retention Plan Trust acquired 111,090 shares of the Company's stock in the open market at an average price of $4.68 totaling $520,000.  In May 2013, the shareholders of Quaint Oak Bancorp approved the adoption of the 2013 Stock Incentive Plan (the "Stock Incentive Plan").  The Stock Incentive Plan provides that no more than 48,750, or 25%, of the shares may be granted as restricted stock awards.

As of December 31, 2015, a total of 30,784 awards of restricted stock were unvested under the RRP and Stock Incentive Plan and 21,968 restricted stock awards were available for future grant under the Stock Incentive Plan and none under the RRP.  The RRP and Stock Incentive Plan share awards have vesting periods from five to seven years.

A summary of the status of the shares under the RRP and Stock Incentive Plan as of December 31, 2015 and 2014 is as follows:

	2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	41,966	$8.09	53,000	$8.06
Granted	--	--	--	--
Vested	(10,582)	8.06	(11,034)	7.92
Forfeited	(600)	8.10	--	--
Unvested at the end of the year	30,784	$8.10	41,966	$8.09

Compensation expense on the restricted stock awards is recognized ratably over the five to seven year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  During the years ended December 31, 2015 and 2014, the Company recognized $82,000 and $86,000 of compensation expense, respectively. A tax benefit of approximately $28,000 and $29,000, respectively was recognized during each of these periods.  As of December 31, 2015, approximately $199,000 in additional compensation expense will be recognized over the remaining service period of approximately 2.4 years.

Stock Options

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the "Option Plan").  The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire 277,726 shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Stock Incentive Plan approved by shareholders in May 2013 covered a total of 195,000 shares, of which 48,750 may be restricted stock awards, for a balance of 146,250 stock options assuming all the restricted shares are awarded.

For grants in May 2008, the Compensation Committee of the Board of Directors determined to grant the stock options at an exercise price equal to $5.00 per share (split-adjusted) which is higher than the fair market value of the common stock on the grant date.  All incentive stock options issued under the Option Plan and the Stock Incentive Plan are intended to comply with the requirements of Section 422 of the Internal Revenue Code.

As of December 31, 2015, a total of 354,266 grants of stock options were outstanding under the Option Plan and Stock Incentive Plan and 56,276 stock options were available for future grant under the Stock Incentive Plan and none under the Option Plan.  Options will become vested and exercisable over a five year period and are generally exercisable for a period of ten years after the grant date.

A summary of option activity under the Company's Option Plan and Stock Incentive Plan as of December 31, 2015 and 2014 and changes during the years ended December 31, 2015 and 2014 is as follows:

	2015			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	369,140	$6.30	5.7	369,140	$6.30	6.5
Granted	-	-	-	-	-	-
Exercised	(13,434)	5.00	-	-	-	-
Forfeited	(1,440)	8.10	-	-	-	-
Outstanding at the end of the period	354,266	$6.33	4.7	369,140	$6.30	5.7
Exercisable at the end of the period	261,866	$5.71	2.4	245,618	$5.39	3.3

The estimated fair value of the options granted in May 2013 was $1.59 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.23%
Risk-free interest rate	5.00%
Expected life of options (years)	5.0
Expected stock-price volatility	24.66%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date.  The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options.  Although the contractual term of the options granted is ten years, the expected term of the options is less.  Management estimated the expected term of the stock options to be the average of the vesting period and the contractual term.  The expected Stock price volatility was estimated by considering the Company's own stock volatility.  The actual future volatility may differ from our historical volatility.

At December 31, 2015, the aggregate intrinsic value of options outstanding was $2.0 million.  At December 31, 2015, the aggregate intrinsic value of options exercisable was $1.7 million. The intrinsic value of the options outstanding as of December 31, 2014 was $1.3 million.  The intrinsic value of the options exercisable as of December 31, 2014 was $1.1 million. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2015 and December 31, 2014. This amount changes based on changes in the market value of the Company's common stock.

During the years ended December 31, 2015 and 2014, the Company recognized $53,000 and $46,000 of compensation expense, respectively. A tax benefit of approximately $14,000 and $11,000, respectively, was recognized during these periods.  As of December 31, 2015, approximately $107,000 in additional compensation expense will be recognized over the remaining service period of approximately 2.4 years.